Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Transactions Between Related Parties
a) Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenues / (Expenses)
		12/31/2020	12/31/2019	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018

Short-term Interbank investments		18,539	1,000	63	58	—
Other	1.90%	18,539	1,000	63	58	—
Loan operations		591	83	56	6	187
Alpargatas S.A.	2.50% to 6% /SELIC + 2.35 /CDI + 3.85% to 3.95%	65	30	36	1	3
Duratex S.A.	CDI + 1.45%	515	—	19	—	—
Other	113% CDI	11	53	1	5	184
Securities and derivative financial instruments (assets and liabilities)		1,716	99	6	—	(138)
Investment funds		107	99	14	—	—
Copagaz – Distribuidora de Gás S.A.	CDI + 1.70%	950	—	1	—	—
Itaúsa S.A.	CDI + 2.40%	771	—	1	—	(138)
Other		(112)	—	(10)	—	—
Deposits		—	—	(1)	(1)	(10)
Other		—	—	(1)	(1)	(10)
Deposits received under securities repurchase agreements		(165)	(374)	(13)	(14)	(2)
Alpargatas S.A.	95% to 101% CDI	(107)	(4)	(11)	—	—
Duratex S.A.	78% to 99% CDI	(49)	(43)	(2)	(2)	(1)
Other	100% CDI	(9)	(327)	—	(12)	(1)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses		(35)	(151)	26	3	50
Instituto Unibanco		123	—	3	—	2
Fundação Itaú Unibanco – Previdência Complementar		(93)	(93)	42	43	51
ConectCar Soluções de Mobilidade Eletrônica S.A.		(46)	(46)	7	7	4
Olímpia Promoção e Serviços S.A.		(9)	(5)	(45)	(31)	(25)
Itaúsa S.A.		(8)	1	12	(28)	6
Fundação Itaú para a Educação e Cultura		(4)	—	(3)	1	1
FUNBEP—Fundo de Pensão Multipatrocinado		(1)	—	7	7	6
Other		3	(8)	3	4	5
Rent		—	—	(31)	(39)	(46)
Fundação Itaú Unibanco – Previdência Complementar		—	—	(28)	(32)	(36)
FUNBEP – Fundo de Pensão Multipatrocinado		—	—	(3)	(6)	(7)
Other		—	—	—	(1)	(3)
Donation		(500)	—	(1,002)	(35)	(95)
Fundação Itaú para a Educação e Cultura		(500)	—	(1,000)	(35)	(95)
Other		—	—	(2)	—	—
Sponsorship		12	29	(16)	(15)	(32)
Associação Cubo Coworking Itaú		12	29	(16)	(14)	(31)
Other		—	—	—	(1)	(1)

Summary of Compensation and Benefits of Key Management Personnel
b) Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Fees	(578)	(499)	(481)
Profit sharing	(112)	(363)	(258)
Post-employment benefits	(9)	(6)	(9)
Share-based payment plan	(228)	(224)	(212)

Total	(927)	(1,092)	(960)